Income Taxes	12 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes
10. Income Taxes

The reconciliation of federal income tax attributable to operations computed at the federal statutory tax rate of 34% to income tax expense (benefit) is as follows for the years ended June 30:

	2013	2012	2011
Statutory federal income tax benefit	$(1,049,000)	$(1,695,000)	$(873,000)
Net operating loss with no tax benefit	1,049,000	1,695,000	873,000
Total federal income tax	$--	$--	$--

At June 30, 2013, we had net operating loss carryforwards for federal and state income tax purposes of approximately $83,471,000 and $67,445,000 respectively, that are available to offset future income. The federal and state loss carryforwards expire in various years between 2014 and 2033.

At June 30, 2013, we have research and experimentation credit carryforwards of approximately $1,285,000 for federal tax purposes that expire in various years between 2014 and 2033, and $1,293,000 for state income tax purposes that do not have an expiration date.

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes are as follows:

	June 30, 2013	June 30, 2012
Deferred tax assets:
Net operating loss carryforwards	$31,342,000	$33,661,000
Income tax credits	2,161,000	1,990,000
Other	1,680,000	2,162,000

Total deferred taxes	35,183,000	37,813,000
Valuation allowance	(35,183,000)	(37,813,000)
Net deferred taxes	$--	$--

The valuation allowance decreased by approximately $2,630,000 in 2013 and increased by $43,000 and $455,000 in 2012 and 2011, respectively. As of June 30, 2013, we have a benefit of approximately $1,852,000 related to stock option deductions, which will be credited to paid-in capital when realized, of which $1,624,000 is included in the valuation allowance.

In preparing the 2013 financial statement disclosures, the Company determined that it had understated deferred tax assets: other and total deferred taxes by $245,000 as of June 30, 2012. The offset was to the valuation allowance by ($245,000). Accordingly, the 2012 amounts have been re-characterized for the purposes of the presentation within the table above. These changes in the disclosed deferred tax assets; other total deferred taxes and the valuation allowance amounts had no effect on the reported net deferred taxes in the consolidated balance sheet and net loss in the consolidated statement of operations for the year ended June 30, 2012.

Because of the “change of ownership” provisions of the Tax Reform Act of 1986, a portion of the Company’s federal net operating loss and credit carryovers may be subject to an annual limitation regarding their utilization against taxable income in future periods.